Long -Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long -Term Debt [Abstract]
Schedule Of Long-Term Debt

	2011	2010
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	323,200	323,566
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	718,723
$150.0 million revolving credit facility	79,672	—
$291.2 million credit facility	202,026	—
$235.3 million credit facility	182,168	104,076
$53.0 million term loan credit facility	53,000	—
$15.0 million term loan	15,000	—
$150.0 million credit facility	—	—

Long-term debt	2,995,729	2,396,771
Current portion	(81,482)	—

	$2,914,247	$2,396,771

Schedule Of Minimum Repayments For The Balances Outstanding With Respect To The Credit Facilities

2012	$138,888
2013	158,871
2014	280,756
2015	800,961
2016	107,657
Thereafter	1,508,596

$2,995,729